Supplemental Disclosures Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Supplemental Disclosures Consolidated Statements Of Cash Flows
Supplemental Disclosures - Consolidated Statements of Cash Flows
Note 11 – Supplemental Disclosures – Consolidated Statements of Cash Flows

Supplemental Disclosure of Non-Cash, Investing and Financing Activities:

	Six montbs ended Febuary,		Period From Inception Through
	2012	2011	February 29, 2012

Investment advances paid from shareholder loans	$-	$-	$1,263,985
Capital stock issued for investment in joint venture projects	$-	$-	$687,225
Capital stock issued or subscribed for services	$19,500	$8,511,800	$9,977,605
Capital stock issued for prepaid expenses/services	$39,000	$-	$39,000
Capital stock issued for oil and gas properties	$-	$90,000	$3,646,000
Capital stock issued or subscribed in connection with short-term notes	$-	$623,232	$1,809,023
Interest forgiven on shareholder loan payable	$-	$-	$631,444
Capital stock issued in conversion of shareholder loan	$-	$-	$400,000
Capital expenditures acquired with accounts payable	$-	$-	$31,282

Settlement of loan payable by assignment of investment:
Loan payable	$-	$-	$(200,000)
Investment	$-	$-	$200,000
Warrants issued for non-employee compensation	$-	$464,831	$455,178
Supplemental Disclosure of Cash Flow Information:
Cash paid for:
Interest	$112,000	$328,970	$507,714
Income taxes	$-	$-	$-

Note 11 –  Supplemental Disclosures – Consolidated Statements of Cash Flows

Supplemental Disclosure of Non-Cash and Financing Activities:

	Twelve Months Ended	Twelve Months Ended	Period From Inception Through
	August 31, 2010	August 31, 2011	August 31, 2011

Investment advances paid from shareholder loans	$-	$-	$1,263,985
Capital stock issued for investment in joint venture projects	$-	$-	$687,225
Capital stock issued or subscribed for expenses	$9,706,005	$-	$9,898,605
Capital stock issued for prepaid expenses	$-	$-	$20,000
Capital stock issued for oil and gas properties	$90,000	$-	$3,646,000
Capital stock issued or subscribed in connection with short-term notes	$623,232	$-	$1,809,023
Interest forgiven on shareholder loan payable	$-	$-	$631,444
Capital stock issued in conversion of shareholder loan	$-	$-	$400,000
Capital expenditures acquired with accounts payable	$-	$-	$31,282

Settlement of loan payable by assignment of investment:
Loan payable	$-	$-	$(200,000)
Investment	$-	$-	$200,000
Warrants issued for non-employee compensation	$455,178	$-	$455,178
Supplemental Disclosure of Cash Flow Information:
Cash paid for:
Interest	$361,080	$-	$395,714
Income taxes	$-	$-	$-